Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2015
Noncontrolling Interest [Abstract]
Schedule of Changes in Noncontrolling Interest
Changes in the noncontrolling interest are as follows:

(In thousands)	Holding Company	LVE	Other	Total
Beginning balance, January 1, 2013	$208,277	$(44,961)	$20	$163,336
Capital contributions	—	—	—	$—
Attributable net loss	(27,847)	(443)	—	(28,290)
Comprehensive income	—	—	—	—
Deconsolidation of LVE on March 4, 2013	—	45,404	—	45,404
Balance, December 31, 2013	180,430	—	20	180,450
Capital contributions	—	—	30	30
Attributable net income	11,403	—	—	11,403
Comprehensive income	—	—	—	—
Deconsolidation of Borgata on September 30, 2014	(191,833)	—	—	(191,833)
Balance, December 31, 2014	—	—	50	50
Capital contributions	—	—	—	—
Attributable net income (loss)	—	—	—	—
Comprehensive income	—	—	—	—
Balance, December 31, 2015	$—	$—	$50	$50